UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (97.8%)
Aerospace & Defense (1.6%)
AAR	29,900	$956
Moog, Cl A*	20,700	1,364
Triumph Group	32,600	872
Wesco Aircraft Holdings*	50,200	761

		3,953

Air Freight & Logistics (1.0%)
Air Transport Services Group*	42,100	679
Atlas Air Worldwide Holdings*	17,700	934
Park-Ohio Holdings	22,300	1,000

		2,613

Aircraft (1.4%)
Alaska Air Group	5,200	488
Hawaiian Holdings*	25,400	1,294
SkyWest	45,400	1,607

		3,389

Alternative Carriers (0.6%)
Iridium Communications*	88,600	895
magicJack VocalTec*	100,200	716

		1,611

Apparel Retail (1.4%)
American Eagle Outfitters	42,500	642
Children’s Place	6,800	659
Express*	58,800	625
Finish Line, Cl A	39,400	678
Shoe Carnival	29,100	744
Stein Mart	48,600	178

		3,526

Apparel/Textiles (0.1%)
Vera Bradley*	14,200	163

Asset Management & Custody Banks (2.1%)
BlackRock Capital Investment	115,800	839
Fifth Street Finance	102,966	560
Hercules Capital	51,600	729
Legg Mason	48,000	1,521
Medallion Financial	38,816	87
New Mountain Finance	55,900	786
PennantPark Investment	105,600	833

		5,355

Automotive (2.6%)
American Axle & Manufacturing Holdings*	36,500	745
Cooper Tire & Rubber	22,700	823
Cooper-Standard Holding*	18,000	1,895
Modine Manufacturing*	78,100	1,062
Stoneridge*	40,100	658

	Shares	Value (000)
Automotive (continued)
Tower International	51,800	$1,357

		6,540

Automotive Retail (2.3%)
Group 1 Automotive	16,300	1,317
Murphy USA*	20,400	1,299
Penske Automotive Group	37,170	2,021
Sonic Automotive, Cl A	43,954	1,028

		5,665

Banks (19.7%)
1st Source	5,500	248
Banc of California	71,500	1,130
Banco Latinoamericano de Comercio Exterior, Cl E	41,600	1,131
Bar Harbor Bankshares	7,261	315
Berkshire Hills Bancorp	31,921	1,130
BofI Holding*	30,900	911
Bryn Mawr Bank	22,200	889
Camden National	34,411	1,427
Cathay General Bancorp	43,900	1,600
Central Pacific Financial	50,876	1,594
Citizens & Northern	18,060	429
Community Trust Bancorp	5,300	245
Enterprise Financial Services	21,100	879
Federal Agricultural Mortgage, Cl C	18,700	1,041
Fidelity Southern	74,700	1,737
Financial Institutions	11,500	379
First Busey	17,700	518
First Commonwealth Financial	46,900	662
First Defiance Financial	15,600	756
First Interstate BancSystem, Cl A	28,800	1,185
First Merchants	21,100	809
Flagstar Bancorp*	36,200	933
Flushing Financial	24,600	669
Fulton Financial	81,600	1,485
Great Southern Bancorp	20,900	1,046
Hancock Holding	25,100	1,151
Hanmi Financial	64,300	2,131
Heartland Financial USA	3,995	187
Heritage Financial	21,870	558
HomeStreet*	22,400	587
Hope Bancorp	37,100	776
Horizon Bancorp	28,650	734
IBERIABANK	17,566	1,443
International Bancshares	31,600	1,172
Lakeland Bancorp	31,100	577
LegacyTexas Financial Group	19,200	793

Schedule of Investments January 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Banks (continued)
MainSource Financial Group	4,990	$164
MidSouth Bancorp	49,541	716
OFG Bancorp	82,700	1,096
Old National Bancorp	55,600	987
Opus Bank *	46,300	942
Peapack Gladstone Financial	42,500	1,284
Peoples Bancorp	23,002	714
Popular	20,700	920
Republic Bancorp, Cl A	5,330	185
S&T Bancorp	18,300	688
Southside Bancshares	18,000	615
TCF Financial	125,400	2,176
TriCo Bancshares	50,743	1,871
Union Bankshares	18,000	662
United Financial Bancorp	56,300	1,016
Walker & Dunlop*	26,100	820
Washington Federal	21,800	716
WesBanco	17,000	705

		49,534

Biotechnology (0.6%)
AMAG Pharmaceuticals*	33,900	817
Emergent BioSolutions*	20,300	615

		1,432

Building & Construction (1.5%)
Beazer Homes USA*	74,700	1,065
CalAtlantic Group	32,000	1,116
KB Home	59,200	970
Meritage Homes*	16,700	614

		3,765

Business Services (0.6%)
Avis Budget Group*	39,800	1,481

Chemicals (1.7%)
A Schulman	14,600	504
Chemtura*	35,800	1,185
FutureFuel	40,800	530
OMNOVA Solutions*	84,100	765
Stepan	15,000	1,172

		4,156

Commercial Printing (0.9%)
Deluxe	19,600	1,428
Ennis	50,140	847
LSC Communications	1,111	29
RR Donnelley & Sons	2,963	51

		2,355

Commercial Services (1.9%)
Convergys	65,100	1,616
CSG Systems International	15,864	768

	Shares	Value (000)
Commercial Services (continued)
MoneyGram International*	66,200	$840
NeuStar, Cl A*	22,200	737
Sykes Enterprises*	29,500	824

		4,785

Commodity Chemicals (1.3%)
Cabot	22,400	1,240
Trinseo	30,600	1,982

		3,222

Computer & Electronics Retail (0.1%)
Rent-A-Center, Cl A	36,300	325

Computers & Services (0.7%)
DHI Group*	72,600	414
Eastman Kodak*	46,400	622
Super Micro Computer*	31,000	820

		1,856

Construction & Engineering (1.3%)
Aegion, Cl A*	20,000	465
Chicago Bridge & Iron	27,000	897
MYR Group*	21,900	842
Tutor Perini*	36,400	1,085

		3,289

Consumer Products (0.5%)
American Outdoor Brands*	28,900	615
Johnson Outdoors, Cl A	16,200	559

		1,174

Distributors (0.1%)
VOXX International, Cl A*	55,400	233

Diversified REIT’s (1.9%)
Cousins Properties	99,000	841
Gladstone Commercial	33,200	652
Lexington Realty Trust	119,687	1,283
RAIT Financial Trust	1,966	7
Select Income	80,800	2,021

		4,804

Education Services (0.5%)
DeVry Education Group	39,600	1,327

Electrical Services (2.0%)
Avista	36,700	1,418
Black Hills	10,500	657
Portland General Electric	27,500	1,199
Spark Energy, Cl A	36,327	939
Unitil	17,700	810

		5,023

Environmental & Facilities Services (0.1%)
Tetra Tech	7,076	309

Schedule of Investments January 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Financial Services (1.2%)
Donnelley Financial Solutions*	1,111	$27
Nelnet, Cl A	23,500	1,152
Piper Jaffray*	10,600	747
Regional Management*	32,800	821
World Acceptance*	6,100	299

		3,046

Food Distributors (0.6%)
SpartanNash	37,800	1,431

Food, Beverage & Tobacco (2.1%)
Omega Protein	59,600	1,487
Sanderson Farms	18,700	1,702
Seneca Foods, Cl A*	22,900	821
SUPERVALU*	95,100	373
Universal	12,300	836

		5,219

Footwear (0.2%)
Deckers Outdoor*	10,300	593

Forest Products (0.3%)
Boise Cascade*	31,400	779

Gas/Natural Gas (0.6%)
Southwest Gas	17,400	1,402

General Merchandise Stores (0.2%)
Big Lots	11,200	560

Health Care Equipment (0.2%)
Exactech*	21,300	525

Health Care Facilities (1.2%)
Kindred Healthcare	56,500	376
LifePoint Hospitals*	35,800	2,125
Select Medical Holdings*	46,700	581

		3,082

Health Care REIT’s (0.7%)
Sabra Health Care	73,500	1,867

Health Care Services (0.3%)
Air Methods*	24,300	868

Homefurnishing Retail (0.8%)
Aaron’s	34,600	1,070
Haverty Furniture	37,700	822

		1,892

Hotels & Lodging (0.2%)
Marcus	19,800	587

	Shares	Value (000)
Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	27,226	$792

Human Resource & Employment Services (0.7%)
Kelly Services, Cl A	37,300	835
Kforce	38,300	881

		1,716

Industrials (0.1%)
Brink’s	4,700	209

Insurance (5.0%)
American Financial Group	13,100	1,129
American National Insurance	6,200	723
AmTrust Financial Services	59,500	1,570
Aspen Insurance Holdings	12,500	705
CNO Financial Group	111,600	2,110
Hanover Insurance Group	25,300	2,124
HCI Group	25,930	1,072
Heritage Insurance Holdings	41,500	588
MGIC Investment*	97,900	1,043
Primerica	11,300	853
Universal Insurance Holdings	23,500	615

		12,532

Leasing & Renting (0.7%)
Aircastle	74,900	1,670

Leisure Facilities (0.1%)
RCI Hospitality Holdings	19,700	346

Life Sciences Tools & Services (0.4%)
PAREXEL International*	15,200	1,078

Machinery (3.5%)
American Railcar Industries	19,400	864
Briggs & Stratton	46,300	1,003
Columbus McKinnon	21,900	602
Global Brass & Copper Holdings	20,800	690
Hurco	16,500	505
Hyster-Yale Materials Handling	9,900	609
Kadant	900	55
LB Foster, Cl A *	13,300	199
Meritor*	74,800	1,079
NACCO Industries, Cl A	4,800	354
Oshkosh	14,600	1,017
Timken	19,100	848
Wabash National	54,100	955

		8,780

Schedule of Investments January 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Metal & Glass Containers (0.6%)
Owens-Illinois*	76,200	$1,440

Mortgage REIT’s (3.2%)
AG Mortgage Investment Trust	37,400	655
Apollo Commercial Real Estate Finance	66,900	1,165
Capstead Mortgage	31,900	340
Dynex Capital	85,706	573
MFA Financial	182,900	1,443
New York Mortgage Trust	150,100	962
PennyMac Mortgage Investment Trust	44,300	751
Redwood Trust	52,800	818
Two Harbors Investment	70,300	617
Western Asset Mortgage Capital	58,425	589

		7,913

Office Equipment (1.5%)
ACCO Brands*	126,500	1,613
Herman Miller	31,600	986
Pitney Bowes	72,000	1,146

		3,745

Office REIT’s (0.9%)
Brandywine Realty Trust	24,300	391
Franklin Street Properties	76,700	978
Mack-Cali Realty	24,500	687
Parkway*	12,375	263

		2,319

Oil & Gas Equipment & Services (1.0%)
Dawson Geophysical*	2,932	23
Hornbeck Offshore Services*	8,600	63
Matrix Service*	47,100	1,055
McDermott International*	95,800	776
Newpark Resources*	36,400	275
PHI*	23,600	374

		2,566

Oil & Gas Storage & Transportation (0.6%)
Aegean Marine Petroleum Network	23,300	257
Ardmore Shipping *	57,525	423
DHT Holdings	101,700	477
Navios Maritime Acquisition	133,402	248

		1,405

Paper & Paper Products (1.5%)
Clearwater Paper*	16,000	1,006
Domtar	32,800	1,433
PH Glatfelter	51,200	1,250

		3,689

	Shares	Value (000)
Personal Products (0.3%)
Medifast	2,300	$97
Nutraceutical International	21,000	704

		801

Petroleum & Fuel Products (1.2%)
Parker Drilling*	55,200	141
PBF Energy, Cl A	22,300	517
Renewable Energy Group*	65,300	568
Rowan, Cl A*	19,200	344
Unit*	8,000	208
VAALCO Energy*	50,400	59
World Fuel Services	27,800	1,237

		3,074

Pharmaceuticals (0.7%)
Lannett*	38,900	784
SciClone Pharmaceuticals*	16,100	163
Sucampo Pharmaceuticals, Cl A*	62,300	695

		1,642

Printing & Publishing (0.7%)
CSS Industries	18,400	453
Libbey	44,400	759
Time	32,300	622

		1,834

Real Estate Investment Trusts (REITs) (0.5%)
Summit Hotel Properties	79,900	1,265

Reinsurance (1.3%)
Maiden Holdings	74,805	1,328
Validus Holdings	33,300	1,898

		3,226

Research & Consulting Services (0.6%)
CRA International	21,656	719
Navigant Consulting*	28,900	714

		1,433

Residential REIT’s (0.7%)
Independence Realty Trust	120,694	1,114
Preferred Apartment Communities, Cl A	43,689	592

		1,706

Retail (2.3%)
Big 5 Sporting Goods	51,100	787
Bloomin’ Brands	57,800	989
Brinker International	26,100	1,161
Dillard’s, Cl A	10,400	587
GNC Holdings, Cl A	25,200	223
Ingles Markets, Cl A	16,700	756
Office Depot	263,600	1,173
Stage Stores	36,300	102

		5,778

Schedule of Investments January 31, 2017	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Retail REIT’s (0.8%)
CBL & Associates Properties	43,800	$475
Getty Realty	32,200	831
Washington Prime Group	85,000	820

		2,126

Semi-Conductors/Instruments (3.3%)
Amkor Technology*	99,000	932
Benchmark Electronics*	39,200	1,199
IXYS *	44,300	536
Key Tronic*	3,500	28
Kulicke & Soffa Industries*	67,700	1,190
Photronics*	83,058	955
Sanmina*	59,500	2,318
Vishay Precision Group*	43,600	726
ZAGG*	58,400	391

		8,275

Specialized Consumer Services (0.3%)
Carriage Services, Cl A	29,338	761

Specialized REIT’s (2.8%)
Ashford Hospitality Prime	64,800	871
Ashford Hospitality Trust	146,506	1,113
Chatham Lodging Trust	30,100	606
CorEnergy Infrastructure Trust	27,200	976
Hersha Hospitality Trust, Cl A	32,500	650
Hospitality Properties Trust	75,000	2,335
Sunstone Hotel Investors	33,816	498

		7,049

Technology Distributors (1.7%)
ePlus*	6,200	695
Insight Enterprises*	18,100	672
ScanSource*	32,600	1,289
SYNNEX	2,300	277
Tech Data*	15,900	1,360

		4,293

Telephones & Telecommunications (1.5%)
Applied Optoelectronics*	34,600	1,064
Black Box	23,500	314
NETGEAR*	15,200	865
Plantronics	24,800	1,403

		3,646

Textiles (0.1%)
Unifi*	11,900	320

Thrifts & Mortgage Finance (0.5%)
Radian Group	74,700	1,375

	Shares/Face Amount(000)	Value (000)
Trucking (1.0%)
ArcBest	14,900	$471
Ryder System	26,000	2,017

		2,488

Wireless Telecommunication Services (0.1%)
Spok Holdings	14,571	299

Total Common Stock (Cost $215,518)		245,327

Repurchase Agreement (2.1%)
Morgan Stanley 0.330%, dated 01/31/17, to be repurchased on, 02/01/17, repurchase price $5,357 (collateralized by various US Treasury Notes,par values ranging from $1 - $3,713, 1% - 1.750%, 03/16/17 - 05/31/23 with total market value $5,464)	$5,357	5,357

Total Repurchase Agreement (Cost $5,357)		5,357

Total Investments — 99.9% (Cost $220,875) †		$250,684

Percentages are based on Net Assets of $250,829 (000).

Cl -	Class

REIT -	Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $220,875 (000), and the unrealized appreciation and depreciation were $41,632 (000) and $(11,823) (000), respectively.

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$245,327	$—	$—	$245,327
Repurchase Agreement	—	5,357	—	5,357
Total Investments in Securities	$245,327	$5,357	$—	$250,684

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, there were no Level 3 securities.

Schedule of Investments January 31, 2017	(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-004-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017